American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2022

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.6%
Disciplined Growth Fund Investor Class	1,555,636	27,472,527
Equity Growth Fund Investor Class	2,901,871	70,602,509
Focused Dynamic Growth Fund Investor Class	652,162	24,514,751
Focused Large Cap Value Fund Investor Class	16,842,470	166,235,179
Growth Fund Investor Class	1,743,064	64,894,283
Heritage Fund Investor Class	4,368,029	80,459,088
Mid Cap Value Fund Investor Class	6,999,533	111,642,549
Small Cap Growth Fund Investor Class	1,827,650	30,119,673
Small Cap Value Fund Investor Class	3,211,689	30,382,582
Sustainable Equity Fund Investor Class	3,850,772	149,448,455
		755,771,596
Domestic Fixed Income Funds — 27.9%
Core Plus Fund Investor Class	29,623,556	268,093,180
High Income Fund Investor Class	2,873,738	23,047,378
Inflation-Adjusted Bond Fund Investor Class	8,032,745	88,199,538
Short Duration Fund Investor Class	7,515,313	72,748,234
Short Duration Inflation Protection Bond Fund Investor Class	2,001,546	20,816,075
		472,904,405
International Equity Funds — 18.3%
Emerging Markets Fund Investor Class	6,716,850	58,772,435
Global Real Estate Fund Investor Class	1,183,815	12,915,420
International Growth Fund Investor Class	9,427,360	92,765,226
International Small-Mid Cap Fund Investor Class	3,526,811	29,907,360
International Value Fund Investor Class	10,672,745	70,653,572
Non-U.S. Intrinsic Value Fund Investor Class	5,792,287	44,890,222
		309,904,235
International Fixed Income Funds — 9.2%
Emerging Markets Debt Fund Investor Class	4,345,510	35,720,089
Global Bond Fund Investor Class	10,217,808	88,588,394
International Bond Fund Investor Class	3,302,381	32,264,261
		156,572,744
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,699,276,423)		1,695,152,980
OTHER ASSETS AND LIABILITIES†		(57,375)
TOTAL NET ASSETS — 100.0%		$1,695,095,605

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$30,195	—	—	$(2,722)	$27,473	1,556	—	—
Equity Growth Fund	78,522	$177	$4,562	(3,534)	70,603	2,902	$(1,047)	$177
Focused Dynamic Growth Fund	27,123	—	—	(2,608)	24,515	652	—	—
Focused Large Cap Value Fund	166,856	856	—	(1,477)	166,235	16,842	—	856
Growth Fund	72,407	—	—	(7,513)	64,894	1,743	—	—
Heritage Fund	84,259	—	—	(3,800)	80,459	4,368	—	—
Mid Cap Value Fund	116,872	568	2,667	(3,130)	111,643	7,000	(274)	568
Small Cap Growth Fund	39,196	—	11,337	2,261	30,120	1,828	(3,514)	—
Small Cap Value Fund	44,994	74	14,325	(360)	30,383	3,212	(1,982)	74
Sustainable Equity Fund	161,500	—	3,304	(8,747)	149,449	3,851	706	—
Core Plus Fund	289,477	5,317	—	(26,701)	268,093	29,624	—	2,130
High Income Fund	23,945	348	—	(1,246)	23,047	2,874	—	348
Inflation-Adjusted Bond Fund	96,072	—	—	(7,872)	88,200	8,033	—	—
Short Duration Fund	76,205	451	2,137	(1,771)	72,748	7,515	(145)	451
Short Duration Inflation Protection Bond Fund	21,717	—	—	(901)	20,816	2,002	—	—
Emerging Markets Fund	66,244	1,811	—	(9,283)	58,772	6,717	—	—
Global Real Estate Fund	15,188	—	—	(2,273)	12,915	1,184	—	—
International Growth Fund	104,827	568	—	(12,630)	92,765	9,427	—	—
International Small-Mid Cap Fund	33,152	—	—	(3,245)	29,907	3,527	—	—
International Value Fund	77,057	—	—	(6,403)	70,654	10,673	—	—
Non-U.S. Intrinsic Value Fund	49,987	—	—	(5,097)	44,890	5,792	—	—
Emerging Markets Debt Fund	37,681	123	—	(2,084)	35,720	4,346	—	123
Global Bond Fund	94,908	404	—	(6,724)	88,588	10,218	—	404
International Bond Fund	36,359	—	—	(4,095)	32,264	3,302	—	—
	$1,844,743	$10,697	$38,332	$(121,955)	$1,695,153	149,188	$(6,256)	$5,131
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.